Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates Impact	The currency exchange rates that impact our business are shown in the following table:
	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2023	2022	2023	2022
Thai Baht	0.0283	0.0289	0.0293	0.0295
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1379	0.1447	0.1444	0.1544

Schedule of Disaggregation Information of Revenue by Service Type	Disaggregation information of revenue by service type which was recognized based on the nature of performance obligation disclosed above is as follows:
	For the six months ended June 30,
	2023	Percentage of Total	2022	Percentage of Total
Service Type	$	Revenue	$	Revenue
	(Unaudited)		(Unaudited)
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$5,988,087	32.5%	$5,377,474	31.8%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	1,961,464	10.7%	2,135,199	12.6%
ATM Management	3,895,708	21.2%	4,731,015	27.9%
Cash Processing (CPC)	1,613,933	8.8%	1,410,902	8.3%
Cash Center Operations (CCT)	958,760	5.2%	1,202,214	7.1%
Consolidate Cash Center (CCC)	395,105	2.1%	225,513	1.3%
Cheque Center Service (CDC)	-	-%	4,729	0.05%
Others **	4,332	0.02%	4,399	0.05%
Cash Deposit Management Solutions (GDM)	1,125,767	6.1%	869,102	5.1%
Robotics AI solutions	440,229	2.4%	719,041	4.2%
Information security	407,689	2.2%	262,934	1.6%
General security solutions	1,622,218	8.8%	-	-%
Total	$18,413,292	100.0%	$16,942,522	100.0%
**	Others include primarily revenue from express cash and coin processing services.